Residential Whole Loans - Interest Income Components (Details) - Residential whole loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 303,468	$ 332,212	$ 358,161
Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	182,597	222,526	200,634
Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	80,741	73,448	114,181
Non-QM loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	96,948	136,527	116,282
Rehabilitation loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	33,129	49,484	54,419
Single-family rental loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	34,169	27,722	17,742
Seasoned performing loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	6,684	8,793	12,191
Agency eligible investor loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	11,667	0	0
Purchased Credit Deteriorated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	40,130	36,238	43,346
Held at Carrying Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	169,618	258,764	243,980
Held at Carrying Value | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	129,488	222,526	200,634
Held at Carrying Value | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	0	0	0
Held at Carrying Value | Non-QM loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	75,517	136,527	116,282
Held at Carrying Value | Rehabilitation loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	22,424	49,484	54,419
Held at Carrying Value | Single-family rental loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	24,863	27,722	17,742
Held at Carrying Value | Seasoned performing loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	6,684	8,793	12,191
Held at Carrying Value | Agency eligible investor loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	0	0	0
Held at Carrying Value | Purchased Credit Deteriorated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	40,130	36,238	43,346
Held at Fair Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	133,850	73,448	114,181
Held at Fair Value | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	53,109	0	0
Held at Fair Value | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	80,741	73,448	114,181
Held at Fair Value | Non-QM loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	21,431	0	0
Held at Fair Value | Rehabilitation loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	10,705	0	0
Held at Fair Value | Single-family rental loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	9,306	0	0
Held at Fair Value | Seasoned performing loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	0	0	0
Held at Fair Value | Agency eligible investor loans | Performing Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	11,667	0	0
Held at Fair Value | Purchased Credit Deteriorated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 0	$ 0	$ 0